Consolidated Balance Sheet Components (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Consolidated Balance Sheet Components
Finished goods	$ 395	$ 869
Total inventories	$ 395	$ 869